Earnings per share/ADS	12 Months Ended
Mar. 31, 2019
Earnings per share/ADS
Earnings per share/ADS

9.Earnings per share/ADS

Following the Share Subdivision and the ADS Ratio Change as detailed in Note 2(a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. The weighted average number of ordinary shares used for the calculation of basic and diluted earnings per share/ADS for the years ended March 31, 2017, 2018 and 2019 have been retrospectively adjusted.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares. Basic earnings per ADS is derived from the basic earnings per share after adjustment to the Company’s ordinary share-to-ADS ratio.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share‑based awards, under the treasury stock method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti‑dilutive. Diluted earnings per ADS is derived from the diluted earnings per share after adjustment to the Company’s ordinary share-to-ADS ratio.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	43,675	63,985	87,600
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	(11)	(21)	(42)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted	43,664	63,964	87,558

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares) (Note)	19,941	20,425	20,640
Adjustments for dilutive RSUs and share options (million shares) (Note)	638	456	348
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares) (Note)	20,579	20,881	20,988
Net income per ordinary share - basic (RMB) (Note)	2.19	3.13	4.24
Net income per ordinary share - diluted (RMB) (Note)	2.12	3.06	4.17
Earnings per ADS
Net income per ADS
- basic (RMB)	17.52	25.06	33.95
Net income per ADS
- diluted (RMB)	16.97	24.51	33.38

Note: Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive RSUs and share options have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).